Chapter 11 Proceedings - Narrative (Details) $ in Thousands		6 Months Ended
	Jun. 14, 2021 USD ($) claim	Jun. 30, 2021 USD ($)	Jul. 24, 2021 USD ($)
Subsequent Event [Line Items]
Contractual interest on liabilities subject to compromise not reflected in the Consolidated Statement of Operations		$ 128,000
Number of bankruptcy claims filed | claim	430
Amount of filed bankruptcy claims	$ 8,800,000
Remeasurement of terminated lease to allowable claim		$ 186,000
Subsequent event
Subsequent Event [Line Items]
Plan of reorganization, new financing raised			$ 350,000
Plan of reorganization, reduction of liabilities			4,900,000
Plan of reorganization, first lien exit facility			$ 300,000
Plan of reorganization, percentage of new equity securities issued to lenders			16.75%
Plan of reorganization, amount of senior debt exchanged			$ 5,600,000
Plan of reorganization, amount of second lien debt issued in exchange transaction			$ 750,000
Plan of reorganization, percentage of equity securities issued in exchange for extinguishment of debt			83.00%
Plan of reorganization, general unsecured claims, total available pro rata share amount			$ 250
Plan of reorganization, percentage of equity securities issued to existing shareholders			0.25%
Subsequent event | Hemen Holding Ltd. | Investor
Subsequent Event [Line Items]
Plan of reorganization, new financing raised			$ 50,000
Plan of reorganization, convertible financing, percent of equity issuable under specified conditions			5.00%